Share Capital - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning Balance	$ 4,361	$ 4,350
Stock-Based Compensation Expense	6	11
Ending Balance	4,367	4,361
Pre-Arrangement Earnings [member]
Disclosure of reserves within equity [line items]
Beginning Balance	4,086	4,086
Stock-Based Compensation Expense	0	0
Ending Balance	4,086	4,086
Stock-Based Compensation [member]
Disclosure of reserves within equity [line items]
Beginning Balance	275	264
Stock-Based Compensation Expense	6	11
Ending Balance	$ 281	$ 275